Segment Reporting (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting (Details) [Line Items]
Subscription revenue billed and paid	$ 280	$ 180	$ 943	$ 5,251
Number of reportable segments	4
Medical Distribution Segment [Member]
Segment Reporting (Details) [Line Items]
Subscription revenue billed and paid	$ 13,533	$ 0	$ 48,697	$ 0